Shareholder Fees - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO	Jul. 30, 2024 USD ($)
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none